Derivative Financial Instruments - Additional Information (Details) € in Thousands, thousandBarrelsPerDay in Thousands, bbl in Thousands, $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2025 bbl	Aug. 31, 2025 bbl	Dec. 31, 2025 USD ($) $ / $ $ / € thousandBarrelsPerDay creditFacility agreement	Dec. 31, 2025 MXN ($) thousandBarrelsPerDay	Dec. 31, 2024 MXN ($) thousandBarrelsPerDay	Dec. 31, 2023 MXN ($) thousandBarrelsPerDay	Dec. 31, 2025 MXN ($) $ / € $ / $ creditFacility agreement	Dec. 31, 2025 EUR (€) $ / € $ / $ creditFacility agreement	Dec. 31, 2024 USD ($) $ / $ $ / € agreement	Dec. 31, 2024 MXN ($) $ / $ $ / € agreement	Dec. 31, 2023 USD ($) derivativeInstrument	Dec. 31, 2023 EUR (€) derivativeInstrument
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt			20.80%	20.80%
Number of interest rate swap agreements | agreement			8				8	8
Number of cross currency swaps with a recouponing clause subject to partial restructure | derivativeInstrument											1	1
Confidence level percentage			95.00%	95.00%
Net (loss) income			$ 4,545,376	$ 81,665,432,000	$ 780,587,954,000	$ (8,151,664,000)
Increase (decrease) in exchange rate			(10.00%)	(10.00%)	(10.00%)	(10.00%)
Increase in occurs of crude oil hedge			$ 0
Number of syndicated credit facilities | creditFacility			2				2	2
Financial liabilities at fair value through profit or loss										$ 194,194,000
Net fair value of derivative financial instruments							$ (63,571,865,000)			$ (99,768,509,000)
Currency exchange rate | $ / $			17.9667				17.9667	17.9667
Derivative financial instruments income (cost), net			$ 1,201,551	$ 21,587,903,000	$ (27,594,230,000)	$ 672,226,000
Euro
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / €			21.0974				21.0974	21.0974	20.9868	20.9868
U.S
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $			17.9667				17.9667	17.9667	20.2683	20.2683
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines			$ 500
Top of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines			1,500
Liquidity risk mitigation amount through bilateral credit lines			$ 200
Increase
Disclosure of detailed information about financial instruments [line items]
Net (loss) income				$ 94,511,504,000	$ 181,253,630,000	$ 226,165,912,000
Increase (decrease) in exchange rate			(10.00%)	(10.00%)	(10.00%)	(10.00%)
Decrease
Disclosure of detailed information about financial instruments [line items]
Net (loss) income				$ 94,511,504,000	$ (181,253,630,000)	$ 226,165,912,000
Increase (decrease) in exchange rate			10.00%	10.00%	10.00%	10.00%
P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk			$ 3,508
P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points			10	10
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges			0.25%	0.25%	0.25%	0.25%
P.M.I. Holdings, B.V. | Twenty five basis points higher
Disclosure of detailed information about financial instruments [line items]
Net (loss) income				$ 488,515,000	$ 708,985,000	$ 616,468,000
P.M.I. Holdings, B.V. | Twenty five basis points lower
Disclosure of detailed information about financial instruments [line items]
Net (loss) income				$ 488,515,000	$ 708,985,000	$ 616,468,000
PMI Trading Ltd
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage			95.00%	95.00%	95.00%
VaR 95% Net			$ (4,213)
PMI Trading Ltd | Bottom of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net			(2,932)
PMI Trading Ltd | Top of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net			(10,218)						$ (2,932)
Currency risk | Two Thousand And Twenty Five
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €												€ 650
Currency risk | Two Thousand Twenty Seven
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €												€ 1,250
Number of cross currency swaps subject to restructure | derivativeInstrument											10	10
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure			$ 195,404						$ 118,540		$ 199,943
Number of barrels hedged	4,110	5,310	455	455	168	320
Interest rate swaps | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 800
Interest rate of derivative instrument			5.35%				5.35%	5.35%
Weighted average term of derivative instrument			2 years 1 month 6 days	2 years 1 month 6 days
Seagull option | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss					$ (304,452,236,000)
Net foreign exchange gain				$ 195,182,398,000		$ 238,079,042,000
Percentage of PEMEX's debt in foreign currency			90.95%	90.95%
Seagull option | P.M.I. Norteamrica, S. A. de C. V. | Debt securities
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss					$ (261,416,691,000)
Net foreign exchange gain				$ 178,825,721,000		$ 208,865,338,000
Peso teasury portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio				0.00
Fondo laboral pemex portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio				0.00
U.S. Dollar Treasury Portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio				0.00
PEMEX
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | agreement									9	9
PEMEX | Interest rate swaps | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 100,000					€ 3,211,800	$ 900,000
Debt securities issued									$ 1,988,000